Annual Operating Expenses - FidelityLargeCapGrowthIndexFund-PRO - FidelityLargeCapGrowthIndexFund-PRO - Fidelity Large Cap Growth Index Fund - Fidelity Large Cap Growth Index Fund	Jun. 29, 2023
Operating Expenses:
Management fee	0.035%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.035%